Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.09%	5.41%	6.69%
Performance Inception Date		May 03, 2006
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.65%	4.76%	6.53%
Class A | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class A | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.96%	5.92%	7.16%
Performance Inception Date		Apr. 28, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.65%	4.76%	6.53%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class I | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.27%	5.28%	6.52%
Performance Inception Date		Dec. 29, 2006
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.92%	3.51%	4.20%
Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.25%	3.46%	4.19%
Class R | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.65%	4.76%	6.53%
Class R | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class R | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent			10.87%	5.51%	6.82%
Performance Inception Date		Apr. 28, 2006
Class R3 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R3 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R3 | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.65%	4.76%	6.53%
Class R3 | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class R3 | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%

[1]	The index returns for the Bloomberg U.S. Aggregate Bond Index and the Russell 1000® Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI ACWI and the MSCI EAFE® Index include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.